Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	196,247,428.68	17,578
Yield Supplement Overcollateralization Amount 10/31/21	6,416,666.11	0
Receivables Balance 10/31/21	202,664,094.79	17,578
Principal Payments	12,010,879.23	442
Defaulted Receivables	198,893.12	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	5,834,971.91	0
Pool Balance at 11/30/21	184,619,350.53	17,125

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.26%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,574,630.93	171
Past Due 61-90 days	581,402.01	39
Past Due 91-120 days	172,711.52	11
Past Due 121+ days	0.00	0
Total	3,328,744.46	221

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	194,205.95
Aggregate Net Losses/(Gains) - November 2021	4,687.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	-0.02%
Second Prior Net Losses/(Gains) Ratio	-0.30%
Third Prior Net Losses/(Gains) Ratio	-0.43%
Four Month Average	-0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.03%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.57%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	27.75

Flow of Funds	$ Amount
Collections	12,807,583.21
Investment Earnings on Cash Accounts	73.01
Servicing Fee	(168,886.75)
Transfer to Collection Account	-
Available Funds	12,638,769.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	415,994.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,443,811.71
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	508,110.24

Total Distributions of Available Funds	12,638,769.47

Servicing Fee	168,886.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 11/15/21	186,063,162.24
Principal Paid	11,628,078.15
Note Balance @ 12/15/21	174,435,084.09

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	66,443,162.24
Principal Paid	11,628,078.15
Note Balance @ 12/15/21	54,815,084.09
Note Factor @ 12/15/21	16.8144430%

Class A-4
Note Balance @ 11/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	89,060,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	30,560,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	502,581.08
Total Principal Paid	11,628,078.15
Total Paid	12,130,659.23

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	173,305.91
Principal Paid	11,628,078.15
Total Paid to A-3 Holders	11,801,384.06

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5022697
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6208732
Total Distribution Amount	12.1231429

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5316132
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.6689514
Total A-3 Distribution Amount	36.2005646

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	124.17
Noteholders' Principal Distributable Amount	875.83

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,546,066.61
Investment Earnings	54.61
Investment Earnings Paid	(54.61)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$537,513.53	$869,719.27	$861,377.88
Number of Extensions	37	54	53
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.40%	0.38%